CASH AND CASH EQUIVALENTS (Details - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash for immediate withdrawal	$ 7,307	$ 15,471
Cash equivalents - bank deposits less than three months	40,274	1,450
Total	$ 47,581	$ 16,921